Segment Information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	£ 3,841	£ 3,428	[1]	£ 3,397	[1]
Cost of major restructuring incurred	150	214
Intangible amortisation charges	56	51	[2]	80	[2]
Other gains and losses	24	63	[1],[2]	178	[1],[2]
Impairment charges	51	0		12
Penguin Random House [member]
Disclosure of operating segments [line items]
Other gains and losses				180
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	£ 0	0		0
Operating Segments [Member] | Strategic Review division to the Assessment & Qualifications division | Revision of Prior Period, Reclassification, Adjustment [Member] | Continuing operation [member]
Disclosure of operating segments [line items]
Revenue		£ 34		£ 36

[1]	Comparative balances have been restated – see Note 1b.
[2]	Comparative balances have been restated to reflect the move between operating segments.